Summary of Material Accounting Policy Information	12 Months Ended
Dec. 31, 2025
Disclosure of initial application of standards or interpretations [abstract]
Summary of Material Accounting Policy Information

Note 1 Summary of Material Accounting Policy Information

Corporate Information

NOVONIX Limited (“NOVONIX,” the “Company,” or the “Group”) is a battery technology and materials business that provides advanced products and mission critical services to leading battery manufacturers, materials companies, automotive original equipment manufacturers (“OEMs”) as well as consumer electronics manufacturers at the forefront of the global electrification economy. NOVONIX Limited is referred to in these financial statements as the "Parent Entity".

NOVONIX was incorporated under the laws of Australia in 2012 under the name Graphitecorp Pty Limited. In 2015, the Company completed an initial public offering of its ordinary shares and the listing of its ordinary shares on the Australian Securities Exchange, or the ASX, and changed the Company’s name to GRAPHITECORP Limited. In 2017, the Company changed its name to NOVONIX Limited.

The Company’s principal place of business is located at 1029 West 19th Street, Chattanooga, TN 37408, United States, and the Company’s registered office is located at Level 11, 66 Eagle Street, Brisbane Queensland, Australia.

The financial statements were authorized for issue by the Directors on February 25, 2026. The Directors have the power to amend and reissue the financial statements.

Basis of Preparation

These general-purpose consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board (“IASB”). Material accounting policies adopted in the preparation of these consolidated financial statements are presented below and have been consistently applied unless stated otherwise.

Except for cash flow information, the consolidated financial statements have been prepared on an accruals basis and are based on historical costs, modified, where applicable, by the measurement at fair value of selected non-current assets, financial assets and financial liabilities.

Applying Materiality

Management provides the specific accounting policies and disclosures required by IFRS unless the information is not applicable or is considered immaterial to the decision-making of the primary users of these financial statements.

Going Concern

The consolidated financial statements have been prepared on a going concern basis, which contemplates continuity of normal business activities and the realization of assets and settlement of liabilities in the normal course of business.

For the year ended December 31, 2025, the Company incurred a net loss of $92.7 million (year ended December 31, 2024: $74.8 million) and net operating cash outflows of $42.2 million (year ended December 31, 2024: $40.4 million). As of December 31, 2025, the Company has a cash balance of $79.9 million (December 31, 2024: $42.6 million) and net current assets of $5.6 million (December 31, 2024: $11.1 million).

The Company continues to execute its expansion plans to reach a production capacity of at least 150,000 tpa. This will involve scaling operations in line with customer offtake agreements, as well as current and future customer demand. To fund these expansionary activities, which will primarily require significant capital expenditures, additional funding beyond the existing cash balance as of 31 December 2025 and forecasted customer inflows will be necessary.

These conditions give rise to a material uncertainty which may cast significant doubt (or raise substantial doubt as contemplated by Public Company Accounting Oversight Board (“PCAOB”) standards) over the Company’s ability to continue as a going concern. Should the Company be unable to continue as a going concern, it may be unable to realize its assets and discharge its liabilities in the normal course of business, and at amounts stated in the financial report.

The ability of the Company to continue as a going concern is principally dependent upon one or more of the following

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the ability of the Company to raise funds as and when necessary, from either customers, governments, and/or investors in the form of debt or equity;
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the successful and profitable growth of the battery materials, battery consulting, and battery technology businesses; and
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the ability of the Company to meet its cash flow forecasts.

The directors believe that the going concern basis of preparation is appropriate as the Company has a strong history of being able to raise capital from debt and equity sources, including through the issue of:

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$100 million of unsecured convertible debentures to Yorkville in July 2025;
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$20.2 million equivalent to 53.9 million ordinary shares to eligible shareholders pursuant to a share purchase plan in January 2025;
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$5 million equivalent to 12.8 million ordinary shares to Phillips 66 in January 2025; and
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$26.6 million equivalent to 74.1 million ordinary shares in a fully underwritten institutional placement in November 2024.

The Company is continuing to actively engage with strategic partners, customers, investors, and government agencies, to source additional funding to support the Company's growth and fund the planned expansionary activities.

In addition, in April 2024, the Company was selected to receive a $103.0 million tax credit (the “48C tax credit”) under the Qualifying Advanced Energy Project Allocation Program (the “48C program”), to support production of critical battery materials from its Riverside facility in Chattanooga, Tennessee. No funds have been claimed against the 48C tax credit mainly as the qualifying asset has not been placed in service as of December 31, 2025, and to the date of issuance of the financial statements.

These consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts or classification of liabilities and appropriate disclosures that may be necessary should the Company be unable to continue as a going concern.

Principles of Consolidation

Subsidiaries are all those entities over which the Company has control. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are de-consolidated from the date that control ceases.

Intercompany transactions, balances and unrealized gains on transactions between entities in the Company are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of the impairment of the asset transferred. The accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Company.

Where equity instruments are issued in a business combination, the fair value of the instruments is their published market price as at the date of exchange. Costs arising from a business combination are expensed when incurred. The consideration transferred also includes the fair value of any asset or liability resulting from a contingent consideration arrangement.

With limited exceptions, all identifiable assets acquired, and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. The excess of the consideration transferred, amount of any non-controlling interest in the acquired entity, over the net fair value of the Company's share of the identifiable net assets acquired is recognized as goodwill. If the consideration transferred of the acquisition is less than the Company's share of the net fair value of the identifiable net assets of the subsidiary, the difference is recognized as a gain in the profit and loss in the Consolidated Statement of Profit or Loss and Other Comprehensive Income, but only after a reassessment of the identification and measurement of the net assets acquired.

Where settlement of any part of the cash consideration is deferred, the amounts payable in the future are discounted to their present value, as at the date of exchange. The discount rate used is the entity's incremental borrowing rate, being the rate at which a similar borrowing could be obtained from an independent financier under comparable terms and conditions.

Fair Value Measurements

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. For some assets and liabilities, observable market transactions or market information is available. For other assets and liabilities, observable market transactions or market information might not be available. When a price for an identical asset or liability is not observable, another valuation technique is used. To increase consistency and comparability in fair value measurements, there are three levels of the fair value hierarchy based on the inputs used:

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Level 1 – Inputs are unadjusted quoted prices in active markets for identical assets or liabilities,
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Level 2 – Inputs are inputs other than quoted prices included within Level 1, which are observable for the asset or liability either directly or indirectly,
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Level 3 – Inputs are unobservable inputs for the asset or liability.

The Company recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.

Income Tax Expense (Benefit)

The income tax expense or benefit for the period is the tax payable on that period’s taxable income based on the applicable income tax rate for each jurisdiction, adjusted by the changes in deferred tax assets and liabilities attributable to temporary differences, unused tax losses and the adjustment recognized for prior periods, where applicable.

Deferred tax assets and liabilities are recognized for temporary differences at the tax rates expected to be applied when the assets are recovered or liabilities are settled, based on those tax rates that are enacted or substantively enacted, except for:

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When the deferred income tax asset or liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and that, at the time of the transaction, affects neither the accounting nor taxable profits; or
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When the taxable temporary difference is associated with interests in subsidiaries, associates or joint ventures and the timing of the reversal can be controlled, and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred tax assets are recognized for deductible temporary differences and unused tax losses only if it is probable that future taxable amounts will be available to utilize those temporary differences and losses.

The carrying amount of recognized and unrecognized deferred tax assets are reviewed at each reporting date. Deferred tax assets recognized are reduced to the extent that it is no longer probable that future taxable profits will be available for the carrying amount to be recovered. Previously unrecognized deferred tax assets are recognized to the extent that it is probable that there are future taxable profits available to recover the asset.

Deferred tax assets and liabilities are offset only where there is a legally enforceable right to offset current tax assets against current tax liabilities and deferred tax assets against deferred tax liabilities; and they relate to the same taxable authority on either the same taxable entity or different taxable entities which intend to settle simultaneously.

Revenue Recognition

Revenue from contracts with customers is recognized when control of the goods is transferred, or services are provided to the customer at an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services.

Sales of Goods

Revenue for the hardware is recognized at a point in time when the hardware is delivered and the legal title has passed.

Consulting Services

The consulting division provides battery cell design, implementation and support services under fixed-price and variable price contracts. Revenue from providing services is recognized in the accounting period in which the services are rendered. For fixed-price contracts, revenue is recognized based on the actual service provided to the end of the reporting period relative to the remaining services under the contract because the customer receives and uses the benefits simultaneously. This is determined based on the actual labor hours spent relative to the total expected labor hours.

Where the contracts include multiple performance obligations, the transaction price will be allocated to each performance obligation based on the stand-alone selling prices. Where these are not directly observable, they are estimated based on expected cost-plus margin.

Contract Balances

Trade and Other Receivables

A receivable is recognized when the Company’s right to consideration is unconditional, which is generally when goods are delivered or services are performed, as only the passage of time is required before payment is due.

Contract Liabilities

A contract liability is the obligation to transfer goods or provide services to a customer for which the Company has received consideration (or an amount of consideration is due) from the customer. If a customer pays consideration before the Company transfers goods or services to the customer, a contract liability is recognized when the payment is made, or the payment is due (whichever is earlier). Contract liabilities are recognized as revenue when the Company performs under the contract.

Other Income

Interest

Interest income is recognized as interest accrues using the effective interest method. This is a method of calculating the amortized cost of a financial asset and allocating the interest income over the relevant period using the effective interest rate, which is the rate that discounts estimated future cash receipts through the expected life of the financial asset to the net carrying amount of the financial asset.

Grant Revenue

Grants from government bodies, including transferable 48C tax credits, are recognized where there is a reasonable assurance that the grant will be received, and the Company will comply with all attached conditions. When a grant relates to an expense item, it is recognized as income on a systematic basis over the periods that the related expenses, for which it is intended to compensate, are expensed. Where a grant relates to an asset, it is recognized as an adjustment to the carrying amount of the related asset.

Operating Segments

Operating segments are presented using the ‘management approach’, where the information presented is on the same basis as the internal reports provided to the Chief Operating Decision Makers ("CODMs"). The CODMs are responsible for the allocation of resources to operating segments and assessing their performance.

Current and Non-Current Classification

Assets and liabilities are presented in the balance sheet based on current and non-current classification.

An asset is classified as current when: it is either expected to be realized or intended to be sold or consumed in normal operating cycle; it is held primarily for the purpose of trading; it is expected to be realized within 12 months after the reporting period; or the asset is cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least 12 months after the reporting period. All other assets are classified as non-current.

A liability is classified as current when: it is either expected to be settled in normal operating cycle; it is held primarily for the purpose of trading; it is due to be settled within 12 months after the reporting period; or there is no right to defer the settlement of the liability for at least 12 months after the reporting period. All other liabilities are classified as non-current.

Deferred tax assets and liabilities are always classified as non-current.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, deposits held at call with financial institutions, other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

Inventories

Inventories are measured at the lower of cost and net realizable value. Cost is determined based on the standard cost method, which approximates first-in, first-out. The cost of manufactured products includes direct materials.

Borrowings

Borrowings are initially recognized at fair value, net of transaction costs incurred. Borrowings are subsequently measured at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognized in profit or loss over the period of the borrowings using the effective interest method.

The fair value of the liability (borrowings) portion of a convertible bond is determined using a market interest rate for an equivalent non-convertible bond. This amount is recorded as a liability on an amortized cost basis until extinguished on conversion or maturity of the bonds. The remainder of the proceeds is allocated to the conversion option. Alternatively, the fair value of the conversion option is determined using Monte Carlo Simulation methodology, with the remainder of the proceeds allocated to the liability (borrowings) portion.

Convertible Loan Notes

Convertible loan notes are initially measured at fair value less transaction costs.

Amortized cost is calculated as the amount at which the loan note is measured at initial recognition less principal repayments and adjusted for any cumulative amortization of the difference between that initial amount and the maturity amount calculated using the effective interest method.

The effective interest method is used to allocate interest expense over the relevant period and is equivalent to the rate that discounts estimated future cash payments over the expected life of the financial instrument to the net carrying amount of the financial liability.

Non-derivative financial liabilities, other than financial guarantees, are subsequently measured at amortized cost. Gains or losses are recognized in profit or loss through the amortization process and when then financial liability is derecognized.

Convertible notes are classified as current liabilities unless, at the end of the reporting period, the Company has a right to defer settlement of the liability for at least 12 months after the reporting period. Where convertible notes can be settled, at the option of the counterparty, by the transfer of the entity’s own equity instruments, such settlement terms do not affect the classification of the liability as current or non-current where the option is classified as an equity instrument. With respect to the Company’s convertible notes, the conversion option is accounted for as a derivative liability and can be exercised by the holder at any time - as disclosed in Note 22. As such, the conversion feature must be considered when assessing whether the Company has a right to defer settlement.

Property, Plant, and Equipment

Property, plant, and equipment is stated at historical cost less accumulated depreciation and impairment. Historical cost includes expenditure that is directly attributable to the acquisition of the items.

Depreciation is calculated on a straight-line basis to write off the net cost of each item of property, plant and equipment (excluding land) over their expected useful lives as follows:

Buildings	25 - 39 years
Plant and equipment	3 - 20 years

The residual values, useful lives and depreciation methods are reviewed, and adjusted if appropriate, at each reporting date.

An item of plant and equipment is derecognized upon disposal or when there is no future economic benefit to the Company. Gains and losses between the carrying amount and the disposal proceeds are taken to profit or loss.

Trade and Other Payables

These amounts represent liabilities for goods and services provided to the Company prior to the end of the financial year and which are unpaid. Due to their short-term nature, they are measured at amortized cost and are not discounted. The amounts are unsecured and are usually paid within 30 days of recognition.

Leases

Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose any covenants other than the security interests in the leased assets that are held by the lessor. Leased assets may not be used as security for borrowing purposes.

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:

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fixed payments (including in-substance fixed payments), less any lease incentives receivable,
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variable lease payments that are based on an index or a rate, initially measured using the index or rate as at the commencement date,
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amounts expected to be payable by the Company under residual value guarantees,
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the exercise price of a purchase option if the Company is reasonably certain to exercise that option,
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payments of penalties for terminating the lease, if the lease term reflects the Company exercising that option.

Lease payments to be made under reasonably certain extension options are also included in the measurement of the liability.

The lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be readily determined, which is generally the case for leases in the Company, the lessee’s incremental borrowing rate is used, being the rate that the individual lessee would have to pay to borrow the funds necessary to obtain an asset of similar value to the right-of-use asset in a similar economic environment with similar terms, security and conditions.

To determine the incremental borrowing rate, the Company:

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where possible, uses recent third-party financing received by the individual lessee as a starting point, adjusted to reflect changes in financing conditions since third party financing was received,
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uses a build-up approach that starts with a risk-free interest rate adjusted for credit risk for leases held by NOVONIX Limited, which does not have recent third-party financing,
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makes adjustments specific to the lease, e.g., term, country, currency and security.

The Company is exposed to potential future increases in variable lease payments based on an index or rate, which are not included in the lease liability until they take effect. When adjustments to lease payments based on an index or rate take effect, the lease liability is reassessed and adjusted against the right-of-use asset.

Lease payments are allocated between principal and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period.

Right-of-use assets are measured at cost comprising the following:

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the amount of the initial measurement of lease liability,
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any lease payments made at or before the commencement date less any lease incentives received,
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any initial direct costs,
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restoration costs.

Right-of-use assets are generally depreciated over the shorter of the asset's useful life and the lease term on a straight-line basis. If the Company is reasonably certain to exercise a purchase option, the right-of-use asset is depreciated over the underlying asset’s useful life. The Company does not revalue the right-of-use buildings held by the Company.

Payments associated with short-term leases of equipment and vehicles and all leases of low-value assets are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less. Low-value assets comprise IT equipment and small items of office furniture.

Extension options are included in property and equipment leases across the Company. These are used to maximize operational flexibility in terms of managing the assets used in the Company’s operations. The extension options held are exercisable only by the Company and not by the lessor.

When the Company revises its estimate of the term of any lease (because, for example, it re-assesses the probability of a lessee extension or termination option being exercised), it adjusts the carrying amount of the lease liability to reflect the payments to make over the revised term, which are discounted using a revised discount rate. The carrying value of lease liabilities is similarly revised when the variable element of future lease payments dependent on a rate or index is revised, except the discount rate remains unchanged. In both cases an equivalent adjustment is made to the carrying value of the right-of-use asset, with the revised carrying amount being amortized over the remaining (revised) lease term. If the carrying amount of the right-of-use asset is adjusted to zero, any further reduction is recognized in profit or loss.

When the Company renegotiates the contractual terms of a lease with the lessor, the accounting depends on the nature of the modification:

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if the renegotiation results in one or more additional assets being leased for an amount commensurate with the standalone price for the additional rights-of-use obtained, the modification is accounted for as a separate lease in accordance with the above policy,
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in all other cases where the renegotiated increases the scope of the lease (whether that is an extension to the lease term, or one or more additional assets being leased), the lease liability is remeasured using the discount rate applicable on the modification date, with the right-of-use asset being adjusted by the same amount,
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if the renegotiation results in a decrease in the scope of the lease, both the carrying amount of the lease liability and right-of-use asset are reduced by the same proportion to reflect the partial of full termination of the lease with any difference recognized in profit or loss. The lease liability is then further adjusted to ensure its carrying amount reflects the amount of the renegotiated payments over the renegotiated term, with the modified lease payments discounted at the rate applicable on the modification date. The right-of-use asset is adjusted by the same amount.

Specific details about the Company’s leasing policy are provided in Note 20.

Investments and Other Financial Assets

Classification

The Company classifies its financial assets in the following measurement categories:

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those to be measured subsequently at fair value (either through OCI or through profit or loss),
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those to be measured at amortized cost.

The classification depends on the entity’s business model for managing the financial assets and the contractual terms of the cash flows.

For assets measured at fair value, gains and losses will either be recorded in profit or loss or OCI. For investments in equity instruments that are not held for trading, this will depend on whether the Company has made an irrevocable election at the time of initial recognition to account for the equity investment at fair value through other comprehensive income (FVOCI).

Recognition and Derecognition

Regular way purchases and sales of financial assets are recognized on trade date, being the date on which the Company commits to purchase or sell the asset. Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the Company has transferred substantially all the risks and rewards of ownership.

Measurement

At initial recognition, the Company measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss (FVPL), transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at FVPL are expensed in profit or loss.

The Company subsequently measures all equity investments at fair value. Where the Company’s management has elected to present fair value gains and losses on equity investments in OCI, there is no subsequent reclassification or fair value gains and losses to profit or loss following the derecognition of the investment. Dividends from such investments continue to be recognized in the consolidated statement of profit or loss and other comprehensive (loss) income as other income when the Company’s right to receive payment is established.

Changes in fair value of financial assets at FVPL are recognized in other gains/(losses) in the Consolidated Statement of Profit or Loss and Other Comprehensive Income as applicable. Impairment losses (and reversal of impairment losses) on equity investments measured at FVOCI are not reported separately from other changes in fair value.

Employee Benefits

Short-Term Employee Benefits

Liabilities for wages and salaries, including non-monetary benefits, annual leave and long service leave expected to be settled within 12 months of the reporting date are measured at the amounts expected to be paid when the liabilities are settled.

Short-term incentives are payable on achievement of mutually agreed KPIs each fiscal year with short-term incentives being payable in either cash or by way of the issue of fully paid ordinary shares. The Company has historically paid short- term incentives in cash.

Other Long-Term Employee Benefits

The liability for long service leaves not expected to be settled within 12 months of the reporting date is measured as the present value of expected future payments to be made in respect of services provided by employees up to the reporting date using the projected unit credit method. Consideration is given to expected future wage and salary levels, experience of employee departures and periods of service. Expected future payments are discounted using market yields at the reporting date on corporate bonds with terms to maturity and currency that match, as closely as possible, the estimated future cash outflows.

Share-Based Payments

Equity-settled share-based compensation benefits are provided to employees. Equity-settled transactions are awards of shares, options or performance rights over shares, that are provided to employees in exchange for the rendering of services.

The cost of equity-settled transactions is measured at fair value on grant date. Fair value is determined using various valuation methods including Black Scholes, Binomial and the Monte Carlo Simulation method that takes into account the exercise price, the term of the performance right, the impact of dilution, the share price at grant date and expected price volatility of the underlying share, the expected dividend yield and the risk-free interest rate for the term of the performance right award.

The cost of equity-settled transactions is recognized as an expense with a corresponding increase in equity over the vesting period. The cumulative charge to profit or loss is calculated based on the grant date fair value of the award, the best estimate of the number of awards that are likely to vest and the expired portion of the vesting period. The amount recognized in profit or loss for the period is the cumulative amount calculated at each reporting date less amounts already recognized in previous periods.

Market conditions are taken into consideration in determining fair value. Therefore, any awards subject to market conditions are considered to vest irrespective of whether or not that market condition has been met, provided all other conditions are satisfied.

If equity-settled awards are modified, as a minimum an expense is recognized as if the modification has not been made. An additional expense is recognized, over the remaining vesting period, for any modification that increases the total fair value of the share-based compensation benefit as at the date of modification.

Share-based payment expenses are recognized over the period during which the employee provides the relevant services. This period may commence prior to the grant date. In this situation, the entity estimates the grant date fair value of the equity instruments for the purposes of recognizing the services received during the period between service commencement date and grant date. Once the grant date has been established, the earlier estimate is revised so that the amount recognized for services received is ultimately based on the grant date fair value of the equity instruments.

If the non-vesting condition is within the control of the Company or employee, the failure to satisfy the condition is treated as a cancellation. If the condition is not within the control of the Company or employee and is not satisfied during the vesting period, any remaining expense for the award is recognized over the remaining vesting period, unless the award is forfeited.

If equity-settled awards are cancelled, it is treated as if it has vested on the date of cancellation, and any remaining expense is recognized immediately. If a new replacement award is substituted for the cancelled award, the cancelled and new award is treated as if they were a modification.

Issued Capital

Ordinary shares are classified as equity.

Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.

Impairment of Non-Financial Assets

At the end of each reporting period, the Company assesses whether there is any indication that an asset may be impaired. The assessment will include the consideration of external and internal sources of information, including dividends received from subsidiaries, associates or joint ventures deemed to be out of pre-acquisition profits. If such an indication exists, an impairment test is carried out on the asset by comparing the recoverable amount of the asset, being the higher of the asset’s fair value less costs of disposal and value in use, to the asset’s carrying amount. Any excess of the assets carrying amount over its recoverable amount is recognized immediately in profit or loss, unless the asset is carried at a revalued amount in accordance with another Standard. Any impairment loss of a revalued asset is treated as a revaluation decrease in accordance with that other Standard.

Where it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the cash-generating unit to which the asset belongs.

Impairment testing is performed annually for goodwill, intangible assets with indefinite lives and intangible assets not yet available for use.

Goodwill

Goodwill acquired on a business combination is initially measured at cost, being the excess of the consideration transferred for the business combination over the Company’s interest in the net fair value of the acquiree’s identifiable assets, liabilities and contingent liabilities.

Following initial recognition, goodwill is measured at cost less any accumulated impairment losses.

Goodwill is reviewed for impairment, annually, or more frequently, if events or changes in circumstances indicate that the carrying value may be impaired (Note 17 - Intangible Assets).

As at the acquisition date, any goodwill acquired is allocated to each of the cash-generating units that are expected to benefit from the combination’s synergies.

Impairment is determined by assessing the recoverable amount of the cash-generating unit to which the goodwill relates.

Where the recoverable amount of the cash-generating unit is less than the carrying amount, an impairment loss is recognized.

Where goodwill forms part of a cash-generating unit and part of the operation within that unit is disposed, the goodwill associated with the disposed operation is included in the carrying amount of the operation when determining the gain or loss on disposal of the operation.

Disposed goodwill in this circumstance is measured on the basis of the relative values of the disposed operation and the portion of the cash-generating unit retained.

Research and Development Costs

Research and development costs primarily represent the Company’s investment in research and development activities for the all-dry, zero-waste cathode synthesis project. At present, the Company's research and development activities are conducted through our two core businesses: BTS and NAM; cathode falls under BTS R&D.

Research expenditures are recognized as an expense when incurred. Costs incurred on development projects (relating to the design and testing of enhancements or extensions of products from the all-dry, zero-waste cathode synthesis project) are recognized as intangible assets when:

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the technical feasibility of completing the intangible asset so that it will be available for use or sale,
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the intention to complete the intangible asset and use it or sell it,
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the ability to use or sell the intangible asset,
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how the intangible asset will generate probable future economic benefits,
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the availability of adequate technical, financial, and other resources to complete the development and to use or sell the intangible asset,
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the ability to measure reliably the expenditure attributable to the intangible asset during its development.

The expenditures capitalized comprise all directly attributable costs, including costs of materials, services, direct labor and an appropriate proportion of overhead. Other development expenditures that do not meet these criteria are recognized as an expense when incurred. Development costs previously recognized as an expense are not recognized as an asset in a subsequent period. Capitalized development costs are recorded as intangible assets and amortized from the point at which the asset is ready for use on a straight-line basis over its useful life.

Borrowing Costs

General and specific borrowing costs that are directly attributable to the acquisition, construction or production of a qualifying asset are capitalised during the period of time that is required to complete and prepare the asset for its intended use or sale. Qualifying assets are assets that necessarily take a substantial period of time to get ready for their intended use or sale.

Capitalisation of borrowing costs commences when expenditure for the asset is being incurred, borrowing costs are being incurred and activities necessary to prepare the asset for its intended use or sale are in progress. Capitalisation ceases when substantially all the activities necessary to prepare the qualifying asset for its intended use or sale are complete.

Other borrowing costs are recognised as an expense in profit or loss in the period in which they are incurred.

Borrowing costs include interest expense calculated using the effective interest method, amortisation of transaction costs and finance charges in respect of lease liabilities.

Foreign Currency Transactions and Balances

Functional and Presentation Currency

The functional currency of each entity within the Group is the currency of the primary economic environment in which that entity operates. The parent entity’s functional currency is Australian dollars (AUD), while certain subsidiaries have U.S. dollars (USD) and Canadian dollars (CAD) as their functional currencies, reflecting the jurisdictions in which they operate and generate cash flows.

The Group’s presentation (reporting) currency is U.S. dollars. The financial statements of entities with functional currencies other than U.S. dollars are translated into U.S. dollars for consolidation purposes. The Company has adopted U.S. dollars as its reporting currency to enhance the relevance of its financial information and improve comparability with its industry peer group.

Transactions and Balances

Foreign currency transactions are translated into functional currency using the exchange rates prevailing at the date of the transaction. Foreign currency monetary items are translated at the year-end exchange rate. Non-monetary items measured at historical cost continue to be carried at the exchange rate at the date of the transaction. Non-monetary items measured at fair value are reported at the exchange rate at the date when fair values were determined.

Exchange differences arising on the translation of monetary items are recognized in profit or loss, except were deferred in equity as a qualifying cash flow or net investment hedge.

Exchange differences arising on the translation of non-monetary items are recognized directly in other comprehensive income to the extent that the underlying gain or loss is recognized in other comprehensive income; otherwise, the exchange difference is recognized in profit or loss.

Group Companies

The financial results and position of foreign operations, whose functional currency is different from the Company’s presentation currency, are translated as follows:

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Assets and liabilities are translated at exchange rates prevailing at the end of the reporting period,
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Income and expenses are translated at the average exchange rates for the period,
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Accumulated losses are translated at the exchange rates prevailing at the date of the transaction.

Exchange differences arising on translation of foreign operations with functional currencies other than U.S. dollars are recognized in other comprehensive income and included in the foreign currency translation reserve in the consolidated balance sheet. The cumulative amount of these differences is reclassified into profit or loss in the period in which the operation is disposed of.

Earnings Per Share

Basic Earnings Per Share

Basic earnings per share is calculated by dividing the profit attributable to the owners of the Company, excluding any costs of servicing equity other than ordinary shares, by the weighted average number of ordinary shares outstanding during the financial year.

Diluted Earnings Per Share

Diluted earnings per share adjusts the figures used in the determination of basic earnings per share to take into account the after-income tax effect of interest and other financing costs associated with dilutive potential ordinary shares and the weighted average number of shares assumed to have been issued for no consideration in relation to dilutive potential ordinary shares.

Goods and Services Tax (‘GST’) and Other Similar Taxes

Revenues, expenses and assets are recognized net of the amount of associated GST, unless the GST incurred is not recoverable from the tax authority. In this case it is recognized as part of the cost of the acquisition of the asset or as part of the expense.

Receivables and payables are stated inclusive of the amount of GST receivable or payable. The net amount of GST recoverable from, or payable to, the tax authority is included in other receivables or other payables in the balance sheet.

Cash flows are presented on a gross basis. The GST components of cash flows arising from investing or financing activities which are recoverable from, or payable to the tax authority, are presented as operating cash flows.

Commitments and contingencies are disclosed net of the amount of GST recoverable from, or payable to, the tax authority.

Assets Held for Sale

Non‑current assets, or disposal groups comprising assets and liabilities, are classified as held-for-sale if it is highly probable that they will be recovered primarily through sale rather than through continuing use.

Such assets, or disposal groups, are generally measured at the lower of their carrying amount and fair value less costs to sell. Any impairment loss on a disposal group is allocated first to goodwill, and then to the remaining assets and liabilities on a pro rata basis, except that no loss is allocated to inventories, financial assets, deferred tax assets, employee benefit assets, investment property or biological assets, which continue to be measured in accordance with the Company’s other accounting policies. Impairment losses on initial classification as held‑for‑sale or held‑for-distribution and subsequent gains and losses on remeasurement are recognized in profit or loss.

Once classified as held‑for‑sale, intangible assets and property, plant and equipment are no longer amortized or depreciated, and any equity‑accounted investee is no longer equity accounted.

New and Amended Standards and Interpretations

The following amendments are effective for the period beginning January 1, 2025 and are applicable to the consolidated financial statements of the Company:

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Lack of Exchangeability (Amendment to IAS 21 The Effects of Changes in Foreign Exchange Rates).

A summary of the changes to the accounting standards and on how the amendments affected the consolidated financial statements is presented below.

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In August 2023, the IASB issued Lack of Exchangeability (Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates). The amendments are effective for annual reporting periods beginning on or after January 1, 2025 and have been applied by the Group for the year ended December 31, 2025. The amendments clarify how an entity determines whether a currency is exchangeable into another currency and how to determine the spot exchange rate when exchangeability is lacking. The amendments require an entity to estimate the spot exchange rate when a currency cannot be exchanged and introduce additional disclosure requirements to enable users to understand the impact of a currency not being exchangeable. The adoption of these amendments did not have a material impact on the Group’s financial statements.

Standards and Interpretations not yet Effective

The Company has decided not to early adopt new standards, amendments to standards, and interpretations which have been issued by the IASB that are effective in future accounting periods, which include:

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Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 Financial Instruments and IFRS 7), effective for the annual period beginning January 1, 2026;
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Contracts Referencing Nature-dependent Electricity (Amendments to IFRS 9 and IFRS 7), effective for the annual period beginning January 1, 2026;
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IFRS 18 Presentation and Disclosure in Financial Statements, effective for the annual period beginning January 1, 2027. The Group is currently assessing the impact of IFRS 18 on its financial statements. Based on a preliminary assessment, the adoption of IFRS 18 is expected to result in changes to the presentation and disclosure of the Group’s financial performance, including the introduction of an operating profit subtotal and additional disclosures relating to any management-defined performance measures. IFRS 18 is not expected to have a material impact on the recognition or measurement of the Group’s assets, liabilities, income or expenses. The Group will apply IFRS 18 retrospectively with restatement of comparative information in the year of initial application.

The Company is currently assessing the effect of these new accounting standards and amendments.

Critical Accounting Estimates and Judgments

The preparation of the financial statements requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Company’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the financial statements, are disclosed below.

Valuation of LG Unsecured Convertible Notes and Embedded Derivatives

The fair value of the conversion feature is determined using a Monte Carlo Simulation, taking into account the terms and conditions upon which the convertible loan notes were issued. The key assumptions include:

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The probability of the timing of when the parties will enter into a purchase order for material, which will lead to the mandatory conversion of all loan notes into ordinary shares,
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The risk-free rate,
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The volatility of the NOVONIX share price.

Valuation of Yorkville Unsecured Convertible Notes and Embedded Derivatives

The fair value of the conversion feature is determined using a Monte Carlo Simulation, taking into account the terms and conditions upon which the convertible loan notes were issued. The key assumptions include:

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The risk-free rate,
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The volatility of the NOVONIX share price.

Impairment of Goodwill and Identifiable Intangible Assets

The Company determines whether goodwill is impaired on an annual basis. This assessment requires an estimation of the recoverable amount of the cash-generating units to which the goodwill is allocated.

Share Based Payment Transactions

The Company has issued options where individual tranches have variable vesting dates due to the performance conditions being linked to the achievement of incremental production targets. At each reporting period, an estimate is made of the expected vesting dates for each of the tranches based on the expectation of when performance conditions will be met, and where necessary, an adjustment to the share-based payment expense is recognized.

Fair Value of Financial Instruments Carried at Fair Value through Profit Loss

The fair value of financial instruments that are not traded in an active market is determined using valuation techniques. The Company uses its judgment to select a variety of methods and make assumptions that are mainly based on market conditions existing at the end of each reporting period. For details of the key assumptions used and the impact of changes to these assumptions see Note 15 - Financial Assets at Fair Value Through Profit or Loss.

Government Grants

In April 2024, the Company was selected to receive a $103.0 million tax credit (the “48C tax credit”) under the Qualifying Advanced Energy Project Allocation Program (the “48C program”), to support production of critical battery materials from its Riverside facility in Chattanooga, Tennessee. The Company has applied judgment to determine whether there is reasonable assurance that the conditions associated with the 48C tax credits will be completed and the grant will be received. The Company has determined that at the reporting date there is no reasonable assurance that the conditions associated with the 48C tax credit will be completed. As such, the grant is not recognized in the financial statements.

Other areas of critical accounting estimates and judgments include:

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unused tax losses for which no deferred tax asset has been recognized (See Note 6 – Income Tax (Benefit) Expense).
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the impairment testing of goodwill (See Note 17 – Intangible Assets).